Shareholder Report, Holdings (Details)	Aug. 31, 2024
C000240904 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000240904 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	99.70%
C000241198 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%
C000241198 [Member] | AA [Member]
Holdings [Line Items]
Percent of Total Investments	38.10%
C000241198 [Member] | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	27.00%
C000241198 [Member] | BB [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000241198 [Member] | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	13.50%
C000241198 [Member] | NR [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000172241 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000172241 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000172241 [Member] | Foreign Government Securities [Member]
Holdings [Line Items]
Percent of Total Investments	31.00%
C000172241 [Member] | Supranational [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000172241 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000172241 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	62.00%
C000244901 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000244901 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	26.50%
C000244901 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000244901 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%
C000244901 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	20.70%
C000244901 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	17.30%
C000244901 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000244901 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
C000171065 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000171065 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[1]
C000171065 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	99.30%
C000196949 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Total Investments	7.70%
C000196949 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	4.50%
C000196949 [Member] | DOMINICAN REPUBLIC
Holdings [Line Items]
Percent of Total Investments	4.60%
C000196949 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Investments	3.90%
C000196949 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	7.60%
C000196949 [Member] | OMAN
Holdings [Line Items]
Percent of Total Investments	5.30%
C000196949 [Member] | QATAR
Holdings [Line Items]
Percent of Total Investments	3.20%
C000196949 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Total Investments	4.70%
C000196949 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Total Investments	3.60%
C000196949 [Member] | BAHRAIN
Holdings [Line Items]
Percent of Total Investments	4.30%
C000196949 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	5.50%
C000196949 [Member] | COLOMBIA
Holdings [Line Items]
Percent of Total Investments	4.40%
C000196949 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000196949 [Member] | Others each less than 3 0 [Member]
Holdings [Line Items]
Percent of Total Investments	39.60%
C000205215 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	17.80%
C000205215 [Member] | AA [Member]
Holdings [Line Items]
Percent of Total Investments	40.10%
C000205215 [Member] | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	28.10%
C000205215 [Member] | BB [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000205215 [Member] | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000205215 [Member] | NR [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000205215 [Member] | CC [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[2]
C000231439 [Member] | Apartment Building [Member]
Holdings [Line Items]
Percent of Total Investments	14.40%
C000231439 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%
C000231439 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.40%
C000231439 [Member] | Diversified [Member]
Holdings [Line Items]
Percent of Total Investments	34.70%
C000231439 [Member] | Office [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000231439 [Member] | Storage [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000231439 [Member] | Shopping Centers [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000231439 [Member] | Single Tenant [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000231439 [Member] | Hotels [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000231439 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000240903 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000240903 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	99.90%
C000241197 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%
C000241197 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000241197 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	13.90%
C000241197 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	35.60%
C000241197 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	25.90%
C000241197 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
C000206282 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000206282 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	42.00%
C000206282 [Member] | Foreign Government Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000206282 [Member] | Supranational [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000206282 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000206282 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	23.80%
C000206282 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	24.30%
C000206282 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000229632 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000229632 [Member] | Foreign Government Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000229632 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000229632 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	25.40%
C000229632 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	26.50%
C000229632 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	15.10%
C000229632 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000229632 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	20.60%
C000240901 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000240901 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	99.90%
C000205212 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%
C000205212 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000205212 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000205212 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	27.50%
C000205212 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	24.70%
C000205212 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	13.90%
C000205212 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000205212 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000205212 [Member] | Loan Participations and Assignments [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000206281 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
C000206281 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000206281 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000206281 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000206281 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000206281 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000206281 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000206281 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000206281 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000206281 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000206281 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	31.30%
C000206281 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000225677 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000225677 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%
C000225677 [Member] | Foreign Government Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000225677 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[3]
C000225677 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	34.20%
C000225677 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000225677 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	25.40%
C000225677 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000225677 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000172198 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000172198 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000172198 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000172198 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000172198 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000172198 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000172198 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	35.30%
C000172198 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000172198 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%
C000172198 [Member] | Certificates of Deposit [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000172198 [Member] | Commercial Paper [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%
C000172198 [Member] | Other Short Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%
C000200807 [Member] | Apartment Building [Member]
Holdings [Line Items]
Percent of Total Investments	17.30%
C000200807 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.60%
C000200807 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.50%
C000200807 [Member] | Diversified [Member]
Holdings [Line Items]
Percent of Total Investments	17.30%
C000200807 [Member] | Office [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000200807 [Member] | Storage [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%
C000200807 [Member] | Shopping Centers [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000200807 [Member] | Single Tenant [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000200807 [Member] | Hotels [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000200807 [Member] | Regional Malls [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000200807 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000205216 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	16.90%
C000205216 [Member] | AA [Member]
Holdings [Line Items]
Percent of Total Investments	31.90%
C000205216 [Member] | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	36.20%
C000205216 [Member] | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000205216 [Member] | NR [Member]
Holdings [Line Items]
Percent of Total Investments	14.70%
C000209991 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000209991 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	62.00%
C000209991 [Member] | Foreign Government Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000209991 [Member] | Supranational [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000209991 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000209991 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	24.30%
C000209991 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000209991 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000209991 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000231436 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000231436 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	30.40%
C000231436 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000231436 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	26.60%
C000231436 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	17.60%
C000231436 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
C000231436 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000231436 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000240902 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000240902 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	99.90%
C000241196 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	13.50%
C000241196 [Member] | AA [Member]
Holdings [Line Items]
Percent of Total Investments	16.60%
C000241196 [Member] | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000241196 [Member] | BB [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
C000241196 [Member] | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	17.60%
C000241196 [Member] | NR [Member]
Holdings [Line Items]
Percent of Total Investments	30.80%
C000241196 [Member] | CC [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%

[1]	Amount rounds to less than 0.1%.
[2]	Amount rounds to less than 0.1%.
[3]	Amount rounds to less than 0.1%.